Schedule of Long-term Debt and Capital Lease Obligations (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt And Capital Lease Obligations Schedule Of Long-term Debt And Capital Lease Obligations 1		$ 2,280
Debt And Capital Lease Obligations Schedule Of Long-term Debt And Capital Lease Obligations 2		768
Debt And Capital Lease Obligations Schedule Of Long-term Debt And Capital Lease Obligations 3		(991)
Debt And Capital Lease Obligations Schedule Of Long-term Debt And Capital Lease Obligations 4		(360)
Debt And Capital Lease Obligations Schedule Of Long-term Debt And Capital Lease Obligations 5		1,289
Debt And Capital Lease Obligations Schedule Of Long-term Debt And Capital Lease Obligations 6		408
Long-term Debt Schedule Of Long-term Debt And Capital Lease Obligations 1	1,532
Long-term Debt Schedule Of Long-term Debt And Capital Lease Obligations 2	2,280
Long-term Debt Schedule Of Long-term Debt And Capital Lease Obligations 3	(935)
Long-term Debt Schedule Of Long-term Debt And Capital Lease Obligations 4	(991)
Long-term Debt Schedule Of Long-term Debt And Capital Lease Obligations 5	597
Long-term Debt Schedule Of Long-term Debt And Capital Lease Obligations 6	$ 1,289